UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006


Check here if amended [ ];	Amended Number:
This Amendment (check only one.):  [  ] is a restatement.
				   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Artemis Investment Management LLC
Aaddress:	437 Madison Avenue
		28th Floor
		New York, NY 10022


13F File Number:	28-2437

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Jacqueline M. Kealy
Title:	Assistant Treasurer
Phone:	(212) 207-2703

Signature			Place			Date
Jacqueline Kealy	437 Madison Avenue, NY 10022  5/9/06

Report Type (check only one.):

[X ]		13F Holdings Report.
[   ]		13F Notice.
[   ]		13F Combination Report.

List of other managers reporting for this manager:
Strategic Investment Management.

I am signing this report as required by the securities exchange act of 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:

Form 13F information table entry total:		59


Form 13F information table value total (x$1000): $462,739


List of other included managers:  zero

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                                                          Artemis Investment Management
                                                                    FORM 13F
                                                                 March 31, 2006


Name of		Title of             	   Value     Shares/    Sh/  Put/  Invst    Other
Issuer 		Class        Cusip       (x$1000)    Pm Amt     Pm   Call  Dscret   Mgrs     Sole    Shrd None
------------    --------     -----       --------    ------     ---  ----  ------   ----     ----    ---- ----
AFLAC Inc.          COM     001055102        59     1,300.00    SH  	    Sole           1,300.00
Aftermarket Tech    COM     008318107    11,316   500,500.00    SH          Sole         500,500.00
Alkermes            COM     01642T108     8,948   405,800.00    SH          Sole         405,800.00
Altiris Inc         COM     02148M100    12,704   577,200.00    SH          Sole         577,200.00
AmSouth Bancorp.    COM     032165102        46     1,700.00    SH          Sole           1,700.00
Art Technology      COM     04289L107    10,331 3,218,400.00    SH          Sole       3,218,400.00
Assured Guaranty    COM     G0585R106    13,792   551,700.00    SH          Sole         551,700.00
Build-A-Bear
Workshop Inc        COM     120076104    12,616   411,600.00    SH          Sole         411,600.00
CRA Int'l Inc.      COM     12618T105    12,143   246,500.00    SH          Sole         246,500.00
Capital One Fincl   COM     14040H105        56       700.00    SH          Sole             700.00
Compucredit         COM     20478N100    13,837   375,900.00    SH          Sole         375,900.00
DTS, Inc.           COM     23335C101     7,626   387,900.00    SH          Sole         387,900.00
Denbury Resources   COM     247916208        51     1,600.00    SH          Sole           1,600.00
Diebold Inc.        COM     253651103        45     1,100.00    SH          Sole           1,100.00
Digimarc            COM     253807101     1,628   217,896.00    SH          Sole         217,896.00
Dycom Industries    COM     267475101    12,493   587,900.00    SH          Sole         587,900.00
GameStop Corp ClB   COM     36467W208        61     1,400.00    SH          Sole           1,400.00
Gardner Denver      COM     365558105    16,913   259,400.00    SH          Sole         259,400.00
General Cable       COM     369300108    10,370   341,900.00    SH          Sole         341,900.00
Hanover Comp.       COM     410768105    17,696   950,400.00    SH          Sole         950,400.00
Identix             COM     451906101     9,357 1,175,500.00    SH          Sole       1,175,500.00
Infinity Property
& Casualty          COM     45665Q103    11,787   282,400.00    SH          Sole         282,400.00
InfraSource Ser.    COM     45684P102     9,080   527,600.00    SH          Sole         527,600.00
Intermagnetics      COM     458771102     9,196   367,125.00    SH          Sole         367,125.00
Internet Capital    COM     46059C205        42     4,500.00    SH          Sole           4,500.00
Investment Tech.    COM     46145F105     9,293   186,600.00    SH          Sole         186,600.00
Jarden              COM     471109108    11,383   346,500.00    SH          Sole         346,500.00
KV Pharmaceutical A COM     482740206    12,195   505,600.00    SH          Sole         505,600.00
Labor Ready         COM     505401208    11,503   480,300.00    SH          Sole         480,300.00
Labranche & Co.     COM     505447102        51     3,200.00    SH          Sole           3,200.00
Marvel Enterprises  COM     57383T103        40     2,000.00    SH          Sole           2,000.00
Mettler Toledo Intl COM     592688105    13,534   224,300.00    SH          Sole         224,300.00
NCI Building Syst.  COM     628852105    15,684   262,400.00    SH          Sole         262,400.00
Nelnet              COM     64031N108        46     1,100.00    SH          Sole           1,100.00
Nic, Inc.           COM     62914B100     3,663   597,500.00    SH          Sole         597,500.00
Nice Systems ADR    COM     653656108    15,762   309,300.00    SH          Sole         309,300.00
Nuveen Investment   COM     67090F106        48     1,000.00    SH          Sole           1,000.00
Pacer International COM     69373H106    10,634   325,400.00    SH          Sole         325,400.00
Polymedica Corp.    COM     731738100    15,847   374,100.00    SH          Sole         374,100.00
Portland General
Electric            COM     736508847        51     1,700.00    SH          Sole           1,700.00
Power-One Inc       COM     739308104     7,312 1,015,600.00    SH          Sole       1,015,600.00
Pra International   COM     69353C101     7,886   318,300.00    SH          Sole         318,300.00
Privatebancorp      COM     742962103     7,385   178,000.00    SH          Sole         178,000.00
Quiksilver          COM     74838C106    14,661 1,057,800.00    SH          Sole       1,057,800.00
Redback Networks    COM     757209507     5,002   230,600.00    SH          Sole         230,600.00
Regal-Beloit        COM     758750103    13,573   321,100.00    SH          Sole         321,100.00
Revlon              COM     761525500    12,218 3,866,576.00    SH          Sole       3,866,576.00
Scansource          COM     806037107    10,922   180,800.00    SH          Sole         180,800.00
Smurfit Stone
Container Corp.     COM     832727101        49     3,600.00    SH          Sole           3,600.00
Southwest Airlines  COM     844741108        67     3,700.00    SH          Sole           3,700.00
TNS Inc.            COM     872960109     7,070   333,800.00    SH          Sole         333,800.00
Trident Microsyst.  COM     895919108    11,877   408,700.00    SH          Sole         408,700.00
U.S. Bancorp        COM     902973304        46     1,500.00    SH          Sole           1,500.00
United Natural Food COM     911163103    14,541   415,800.00    SH          Sole         415,800.00
VCA Antech          COM     918194101     1,800    63,200.00    SH          Sole          63,200.00
Valeant Pharm.      COM     91911X104    14,786   932,900.00    SH          Sole         932,900.00
Verifone            COM     92342Y109        70     2,300.00    SH          Sole           2,300.00
Wabash National     COM     929566107    11,481   581,300.00    SH          Sole         581,300.00
Wright Express      COM     98233Q105        67     2,400.00    SH          Sole           2,400.00
TOTAL PORTFOLIO
REPORT SUMMARY       59                 462,739



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